Offerings - Offering: 1	Sep. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	4,905,082
Proposed Maximum Offering Price per Unit	2.94005
Maximum Aggregate Offering Price	$ 14,421,186.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,991.57
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 4,905,082 shares of Class A common stock that may become issuable under the Second Amended and Restated 2021 Incentive Award Plan, as amended (the "Plan") of Rent the Runway, Inc. (the "Registrant") pursuant to shares of common stock underlying equity awards granted Plan which were forfeited in accordance with their terms and became available for issuance under the Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Registrants Class A common stock as reported on The Nasdaq Stock Market LLC on September 9, 2026. The Registrant does not have any fee offsets.